Land Use Rights, Net	12 Months Ended
Dec. 31, 2022
Land Use Rights, Net.
Land Use Rights, Net

5. Land Use Rights, Net

There is no private land ownership in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the PRC government. Land use rights are amortized using the straight-line method over the lease term of around 50 years or less. The weighted average remaining lease term is 44 years as of December 31, 2022.

	As of December 31,
	2021	2022
	RMB	RMB
Cost	5,697,337	5,922,514
Less: Accumulated amortization	(361,788)	(479,563)
Land use rights, net	5,335,549	5,442,951

Amortization expenses for land use rights were RMB75,627, RMB113,260 and RMB123,450 for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, the title certificates for certain land use rights of the Company with carrying value of approximately RMB92,089 and RMB103,453, respectively, had not been obtained.